Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
In August 2022, the SEC released the final version of its pay versus performance disclosure rules as mandated under the Dodd-Frank Wall Street Reform and Consumer Protection Act, and other official guidance issued thereunder, which became effective starting with the fiscal year ended December 31, 2022. The final rules were codified under Item 402(v) of Regulation
S-K
(along with other official guidance issued, “PvP disclosure rules”) and require the Company to provide the following tabular and narrative disclosures.
Pay Versus Performance
In accordance with the PvP disclosure rules, the below sets forth the following for the previous three years (i) the total compensation set forth in the Summary Compensation Table (“SCT”) for the individuals serving as CEO (i.e., PEO) and the Company’s non-CEO
Named Executive Officers; (ii) the total “compensation actually paid” (as determined in accordance with the PvP disclosure rules) for the CEOs and non-CEO
Named Executive Officers; (iii) the Company’s cumulative TSR (“Cumulative TSR”); Cumulative TSR for the Company’s selected peer group; (iv) Net Income; and (v) Total Production.

Year (a) (1)	SCT Total for PEO (Pranin) (b)	Compensation Actually Paid to PEO (Pranin) (c) (2)	SCT Total for PEO (Geisler) (b)	Compensation Actually Paid to PEO (Geisler) (c) (2)	Average SCT Total for Non-PEO Named Executive Officers (d)	Average Compensation Actually Paid to Non-PEO Named Executive Officer (e) (2)	Value of Initial Fixed $100 Investment Based on: Total Shareholder Return (f)	Value of Initial Fixed $100 Investment Based on: Peer Group Total Shareholder Return (g) (3)	Net Income (h) (thousands)	Total Production (i) (thousands) (Mboe/d)

2023	$999,461	$(43,931)	$-	$-	$578,080	$343,546	$512	$292	$60,857	$16.9

2022	$720,406	$3,825,191	-	-	$686,934	$1,835,875	$549	$292	$242,168	$17.7

2021	$3,038,138	$3,880,808	$234,945	$(1,558,386)	$621,496	$2,155,812	$337	$185	$116,738	$18.6

(1)
Mr. Grayson Pranin served as PEO during all three covered years and
Mr. Carl F. Geisler,
Jr. served as PEO during part of 2021. Since Mr. Pranin served as PEO during part of 2021 following Mr. Geisler’s separation from the Company, Mr. Salah Gamoudi was the only
Non-PEO
Named Executive Officer for 2021 and 2022. For 2023, the
Non-PEO
Named Executive Officers are Mr. Brandon Brown and Mr. Gamoudi.

(2)
Represents Compensation Actually Paid (“CAP”) for our PEOs and
Non-PEO
Named Executive Officers, as computed in accordance with the PvP disclosure rules. The dollar amounts do not reflect the amounts of compensation ultimately earned or realized by our Named Executive Officers during the covered years.

(3)	The selected peer group is the S&P 500 Oil and Gas Exploration & Production Select Industry Index, which is the peer group used by the Company for purposes of Item 201(e) of Regulation S-K.
CAP is determined by taking the “Total” column amount from the SCT for each covered fiscal year and adjusting as follows for our PEOs (Pranin and Geisler) and
Non-PEO
Named Executive Officers:

Adjustments to Determine CAP for PEO (Pranin)
Covered Fiscal Year	2023	2022	2021

SCT Total for PEO (Pranin)	$999,461	$720,406	$3,038,138

Pension Adjustments (i)

Subtract “Change in Actuarial Present Value” reported in the SCT for the covered fiscal year	-	-	-

Add pension value attributable to the covered fiscal year’s “service cost”	-	-	-

Add pension value attributable to the entire “prior service cost” of benefits granted (or credit for benefits reduced) in a plan amendment made in the covered fiscal year attributable to prior service periods	-	-	-

Equity Adjustments (ii)

Subtract fair value (as of grant date) reported in the “Stock Awards” and “Option Awards” columns in the SCT for the covered fiscal year	$(162,500)	$(162,512)	$(2,568,139)

Add fair value (as of end of year) of equity awards granted during the covered fiscal year that remain unvested as of year end	$(145,093)	$204,854	$2,974,717

Add fair value (as of vesting date) of equity awards granted during the covered fiscal year that vest during the covered year	-	-	-

Add/Subtract the change in fair value from the prior year-end to the covered fiscal year-end for equity awards granted in prior fiscal years that remain outstanding and unvested at the end of the covered fiscal year	$(1,225,926)	$1,984,613	$323,604

Add/Subtract the change in fair value from the prior year-end to vesting date for equity awards granted in prior fiscal years that vested during the covered fiscal year	$(96,133)	$1,077,830	$112,488

Subtract fair value (as of end of prior year) for equity awards granted in prior fiscal years that were forfeited during the covered fiscal year	-	-	-

Add incremental fair value (as of modification date) of equity awards modified during the covered fiscal year	$261,260	-	-

Add dividends or other earnings paid on equity awards during the covered fiscal year prior to vesting date of award that are not otherwise included in the total compensation for the covered fiscal year	-	-	-

TOTAL ADJUSTMENTS	$(1,043,392)	$3,104,785	$842,670

CAP	$(43,931)	$3,825,191	$3,880,808

Adjustments to Determine CAP for PEO (Geisler)
Covered Fiscal Year	2023	2022	2021

SCT Total for PEO (Geisler)	-	-	$234,945

Pension Adjustments (i)

Subtract “Change in Actuarial Present Value” reported in the SCT for the covered fiscal year	-	-	-

Add pension value attributable to the covered fiscal year’s “service cost”	-	-	-

Add pension value attributable to the entire “prior service cost” of benefits granted (or credit for benefits reduced) in a plan amendment made in the covered fiscal year attributable to prior service periods	-	-	-

Equity Adjustments (ii)

Subtract fair value (as of grant date) reported in the “Stock Awards” and “Option Awards” columns in the SCT for the covered fiscal year	-	-	-

Add fair value (as of end of year) of equity awards granted during the covered fiscal year that remain unvested as of year end	-	-	-

Add fair value (as of vesting date) of equity awards granted during the covered fiscal year that vest during the covered year	-	-	-

Add/Subtract the change in fair value from the prior year-end to the covered fiscal year-end for equity awards granted in prior fiscal years that remain outstanding and unvested at the end of the covered fiscal year	-	-

Add/Subtract the change in fair value from the prior year-end to vesting date for equity awards granted in prior fiscal years that vested during the covered fiscal year	-	-	$273,334

Subtract fair value (as of end of prior year) for equity awards granted in prior fiscal years that were forfeited during the covered fiscal year	-	-	$(2,066,665)

Add incremental fair value (as of modification date) of equity awards modified during the covered fiscal year	-	-	-

Add dividends or other earnings paid on equity awards during the covered fiscal year prior to vesting date of award that are not otherwise included in the total compensation for the covered fiscal year	-	-	-

TOTAL ADJUSTMENTS	$-	$-	$(1,793,331)

CAP	$-	$-	$(1,558,386)

Adjustments to Determine CAP for Non-PEO Named Executive Officer (Brown)
Covered Fiscal Year	2023	2022	2021

SCT Total for Non-PEO NEO	$733,764	-	-

Pension Adjustments (i)

Subtract “Change in Actuarial Present Value” reported in the SCT for the covered fiscal year	-	-	-

Add pension value attributable to the covered fiscal year’s “service cost”	-	-	-

Add pension value attributable to the entire “prior service cost” of benefits granted (or credit for benefits reduced) in a plan amendment made in the covered fiscal year attributable to prior service periods	-	-	-

Equity Adjustments (ii)

Subtract fair value (as of grant date) reported in the “Stock Awards” and “Option Awards” columns in the SCT for the covered fiscal year	$(421,358)	-	-

Add fair value (as of end of year) of equity awards granted during the covered fiscal year that remain unvested as of year end	$(383,143)	-	-

Add fair value (as of vesting date) of equity awards granted during the covered fiscal year that vest during the covered year	-	-	-

Add/Subtract the change in fair value from the prior year-end to the covered fiscal year-end for equity awards granted in prior fiscal years that remain outstanding and unvested at the end of the covered fiscal year	$(11,122)	-	-

Add/Subtract the change in fair value from the prior year-end to vesting date for equity awards granted in prior fiscal years that vested during the covered fiscal year	$(14,541)	-	-

Subtract fair value (as of end of prior year) for equity awards granted in prior fiscal years that were forfeited during the covered fiscal year	-	-	-

Add incremental fair value (as of modification date) of equity awards modified during the covered fiscal year	-	-	-

Add dividends or other earnings paid on equity awards during the covered fiscal year prior to vesting date of award that are not otherwise included in the total compensation for the covered fiscal year	-	-	-

TOTAL ADJUSTMENTS	$(63,878)	-	-

CAP	$669,886	-	-

38

Adjustments to Determine CAP for Non-PEO Named Executive Officer (Gamoudi)
Covered Fiscal Year	2023	2022	2021

SCT Total for Non-PEO NEO	$422,396	$686,934	$621,496

Pension Adjustments (i)

Subtract “Change in Actuarial Present Value” reported in the SCT for the covered fiscal year	-	-	-

Add pension value attributable to the covered fiscal year’s “service cost”	-	-	-

Add pension value attributable to the entire “prior service cost” of benefits granted (or credit for benefits reduced) in a plan amendment made in the covered fiscal year attributable to prior service periods	-	-	-

Equity Adjustments (ii)

Subtract fair value (as of grant date) reported in the “Stock Awards” and “Option Awards” columns in the SCT for the covered fiscal year	$(157,509)	$(150,002)	$(125,005)

Add fair value (as of end of year) of equity awards granted during the covered fiscal year that remain unvested as of year end	-	$189,084	$260,988

Add fair value (as of vesting date) of equity awards granted during the covered fiscal year that vest during the covered year	-	-	-

Add/Subtract the change in fair value from the prior year-end to the covered fiscal year-end for equity awards granted in prior fiscal years that remain outstanding and unvested at the end of the covered fiscal year	-	$510,850	$981,331

Add/Subtract the change in fair value from the prior year-end to vesting date for equity awards granted in prior fiscal years that vested during the covered fiscal year	$(69,242)	$599,009	$417,002

Subtract fair value (as of end of prior year) for equity awards granted in prior fiscal years that were forfeited during the covered fiscal year	$(178,440)	-	-

Add incremental fair value (as of modification date) of equity awards modified during the covered fiscal year	-	-	-

Add dividends or other earnings paid on equity awards during the covered fiscal year prior to vesting date of award that are not otherwise included in the total compensation for the covered fiscal year	-	-	-

TOTAL ADJUSTMENTS	$(405,191)	$1,148,941	$1,534,316

CAP	$17,205	$1,835,875	$2,155,812

(i)	We do not sponsor or maintain any defined benefit pension plans and therefore no adjustments were made related to pension value.

(ii)
The fair value or incremental fair value of all incentive equity awards is determined in accordance with FASB ASC Topic 718, Compensation – Stock Compensation, generally using the same assumptions used in determining the grant date fair value of our equity awards reflected in the
“Summary Compensation Table;”
provided, in order to properly value the option awards using the Black-Scholes model we use for such grant date fair value, we made appropriate adjustments to the grant date assumptions to reflect changes in the historical and implied stock price volatility, expected life (including adjustments for the time that lapsed between grant date and valuation date), dividend yield and risk-free interest rates as of each measurement date.

The value of outstanding performance-based awards in the covered fiscal year is based upon the probable outcome of the performance conditions as of the last day of the fiscal year.

Company Selected Measure Name	Total Production
Named Executive Officers, Footnote
(1)
Mr. Grayson Pranin served as PEO during all three covered years and
Mr. Carl F. Geisler,
Jr. served as PEO during part of 2021. Since Mr. Pranin served as PEO during part of 2021 following Mr. Geisler’s separation from the Company, Mr. Salah Gamoudi was the only
Non-PEO
Named Executive Officer for 2021 and 2022. For 2023, the
Non-PEO
Named Executive Officers are Mr. Brandon Brown and Mr. Gamoudi.

Peer Group Issuers, Footnote	The selected peer group is the S&P 500 Oil and Gas Exploration & Production Select Industry Index, which is the peer group used by the Company for purposes of Item 201(e) of Regulation S-K.
Adjustment To PEO Compensation, Footnote
CAP is determined by taking the “Total” column amount from the SCT for each covered fiscal year and adjusting as follows for our PEOs (Pranin and Geisler) and
Non-PEO
Named Executive Officers:

Adjustments to Determine CAP for PEO (Pranin)
Covered Fiscal Year	2023	2022	2021

SCT Total for PEO (Pranin)	$999,461	$720,406	$3,038,138

Pension Adjustments (i)

Subtract “Change in Actuarial Present Value” reported in the SCT for the covered fiscal year	-	-	-

Add pension value attributable to the covered fiscal year’s “service cost”	-	-	-

Add pension value attributable to the entire “prior service cost” of benefits granted (or credit for benefits reduced) in a plan amendment made in the covered fiscal year attributable to prior service periods	-	-	-

Equity Adjustments (ii)

Subtract fair value (as of grant date) reported in the “Stock Awards” and “Option Awards” columns in the SCT for the covered fiscal year	$(162,500)	$(162,512)	$(2,568,139)

Add fair value (as of end of year) of equity awards granted during the covered fiscal year that remain unvested as of year end	$(145,093)	$204,854	$2,974,717

Add fair value (as of vesting date) of equity awards granted during the covered fiscal year that vest during the covered year	-	-	-

Add/Subtract the change in fair value from the prior year-end to the covered fiscal year-end for equity awards granted in prior fiscal years that remain outstanding and unvested at the end of the covered fiscal year	$(1,225,926)	$1,984,613	$323,604

Add/Subtract the change in fair value from the prior year-end to vesting date for equity awards granted in prior fiscal years that vested during the covered fiscal year	$(96,133)	$1,077,830	$112,488

Subtract fair value (as of end of prior year) for equity awards granted in prior fiscal years that were forfeited during the covered fiscal year	-	-	-

Add incremental fair value (as of modification date) of equity awards modified during the covered fiscal year	$261,260	-	-

Add dividends or other earnings paid on equity awards during the covered fiscal year prior to vesting date of award that are not otherwise included in the total compensation for the covered fiscal year	-	-	-

TOTAL ADJUSTMENTS	$(1,043,392)	$3,104,785	$842,670

CAP	$(43,931)	$3,825,191	$3,880,808

Adjustments to Determine CAP for PEO (Geisler)
Covered Fiscal Year	2023	2022	2021

SCT Total for PEO (Geisler)	-	-	$234,945

Pension Adjustments (i)

Subtract “Change in Actuarial Present Value” reported in the SCT for the covered fiscal year	-	-	-

Add pension value attributable to the covered fiscal year’s “service cost”	-	-	-

Add pension value attributable to the entire “prior service cost” of benefits granted (or credit for benefits reduced) in a plan amendment made in the covered fiscal year attributable to prior service periods	-	-	-

Equity Adjustments (ii)

Subtract fair value (as of grant date) reported in the “Stock Awards” and “Option Awards” columns in the SCT for the covered fiscal year	-	-	-

Add fair value (as of end of year) of equity awards granted during the covered fiscal year that remain unvested as of year end	-	-	-

Add fair value (as of vesting date) of equity awards granted during the covered fiscal year that vest during the covered year	-	-	-

Add/Subtract the change in fair value from the prior year-end to the covered fiscal year-end for equity awards granted in prior fiscal years that remain outstanding and unvested at the end of the covered fiscal year	-	-

Add/Subtract the change in fair value from the prior year-end to vesting date for equity awards granted in prior fiscal years that vested during the covered fiscal year	-	-	$273,334

Subtract fair value (as of end of prior year) for equity awards granted in prior fiscal years that were forfeited during the covered fiscal year	-	-	$(2,066,665)

Add incremental fair value (as of modification date) of equity awards modified during the covered fiscal year	-	-	-

Add dividends or other earnings paid on equity awards during the covered fiscal year prior to vesting date of award that are not otherwise included in the total compensation for the covered fiscal year	-	-	-

TOTAL ADJUSTMENTS	$-	$-	$(1,793,331)

CAP	$-	$-	$(1,558,386)

Non-PEO NEO Average Total Compensation Amount	$ 578,080	$ 686,934	$ 621,496
Non-PEO NEO Average Compensation Actually Paid Amount	$ 343,546	1,835,875	2,155,812
Adjustment to Non-PEO NEO Compensation Footnote
CAP is determined by taking the “Total” column amount from the SCT for each covered fiscal year and adjusting as follows for our PEOs (Pranin and Geisler) and
Non-PEO
Named Executive Officers:

Adjustments to Determine CAP for Non-PEO Named Executive Officer (Brown)
Covered Fiscal Year	2023	2022	2021

SCT Total for Non-PEO NEO	$733,764	-	-

Pension Adjustments (i)

Subtract “Change in Actuarial Present Value” reported in the SCT for the covered fiscal year	-	-	-

Add pension value attributable to the covered fiscal year’s “service cost”	-	-	-

Add pension value attributable to the entire “prior service cost” of benefits granted (or credit for benefits reduced) in a plan amendment made in the covered fiscal year attributable to prior service periods	-	-	-

Equity Adjustments (ii)

Subtract fair value (as of grant date) reported in the “Stock Awards” and “Option Awards” columns in the SCT for the covered fiscal year	$(421,358)	-	-

Add fair value (as of end of year) of equity awards granted during the covered fiscal year that remain unvested as of year end	$(383,143)	-	-

Add fair value (as of vesting date) of equity awards granted during the covered fiscal year that vest during the covered year	-	-	-

Add/Subtract the change in fair value from the prior year-end to the covered fiscal year-end for equity awards granted in prior fiscal years that remain outstanding and unvested at the end of the covered fiscal year	$(11,122)	-	-

Add/Subtract the change in fair value from the prior year-end to vesting date for equity awards granted in prior fiscal years that vested during the covered fiscal year	$(14,541)	-	-

Subtract fair value (as of end of prior year) for equity awards granted in prior fiscal years that were forfeited during the covered fiscal year	-	-	-

Add incremental fair value (as of modification date) of equity awards modified during the covered fiscal year	-	-	-

Add dividends or other earnings paid on equity awards during the covered fiscal year prior to vesting date of award that are not otherwise included in the total compensation for the covered fiscal year	-	-	-

TOTAL ADJUSTMENTS	$(63,878)	-	-

CAP	$669,886	-	-

Adjustments to Determine CAP for Non-PEO Named Executive Officer (Gamoudi)
Covered Fiscal Year	2023	2022	2021

SCT Total for Non-PEO NEO	$422,396	$686,934	$621,496

Pension Adjustments (i)

Subtract “Change in Actuarial Present Value” reported in the SCT for the covered fiscal year	-	-	-

Add pension value attributable to the covered fiscal year’s “service cost”	-	-	-

Add pension value attributable to the entire “prior service cost” of benefits granted (or credit for benefits reduced) in a plan amendment made in the covered fiscal year attributable to prior service periods	-	-	-

Equity Adjustments (ii)

Subtract fair value (as of grant date) reported in the “Stock Awards” and “Option Awards” columns in the SCT for the covered fiscal year	$(157,509)	$(150,002)	$(125,005)

Add fair value (as of end of year) of equity awards granted during the covered fiscal year that remain unvested as of year end	-	$189,084	$260,988

Add fair value (as of vesting date) of equity awards granted during the covered fiscal year that vest during the covered year	-	-	-

Add/Subtract the change in fair value from the prior year-end to the covered fiscal year-end for equity awards granted in prior fiscal years that remain outstanding and unvested at the end of the covered fiscal year	-	$510,850	$981,331

Add/Subtract the change in fair value from the prior year-end to vesting date for equity awards granted in prior fiscal years that vested during the covered fiscal year	$(69,242)	$599,009	$417,002

Subtract fair value (as of end of prior year) for equity awards granted in prior fiscal years that were forfeited during the covered fiscal year	$(178,440)	-	-

Add incremental fair value (as of modification date) of equity awards modified during the covered fiscal year	-	-	-

Add dividends or other earnings paid on equity awards during the covered fiscal year prior to vesting date of award that are not otherwise included in the total compensation for the covered fiscal year	-	-	-

TOTAL ADJUSTMENTS	$(405,191)	$1,148,941	$1,534,316

CAP	$17,205	$1,835,875	$2,155,812

Compensation Actually Paid vs. Total Shareholder Return
The following chart sets forth the relationship between Compensation Actually Paid to our PEO and the average of Compensation Actually Paid to our other NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years, as well as the relationship between the Company’s cumulative TSR and the Peer Group’s TSR over such period.

Compensation Actually Paid vs. Net Income
In relation to compensation actually paid to our PEO, and the average of compensation actually paid to all other NEOs, compensation actually paid for 2023 is less than the compensation calculated in accordance with the summary compensation
table. Net income for full year 2023 was, in thousands, $60,857 and $242,168 for full year 2022. The decrease in net income for full year 2023 compared to the full year 2022 was largely due to natural decline of production and decreased commodity prices, which was partially offset by capital development programs, as further highlighted and described in our 2023 Form
10-K.

Compensation Actually Paid vs. Company Selected Measure
The following chart sets forth the relationship between Compensation Actually Paid to our PEO and the average of Compensation Actually Paid to our other NEOs, and Total Production over the three most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
The following chart sets forth the relationship between Compensation Actually Paid to our PEO and the average of Compensation Actually Paid to our other NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years, as well as the relationship between the Company’s cumulative TSR and the Peer Group’s TSR over such period.

Total Shareholder Return Amount	$ 512	549	337
Peer Group Total Shareholder Return Amount	292	292	185
Net Income (Loss)	$ 60,857,000	$ 242,168,000	$ 116,738,000
Company Selected Measure Amount	16,900	17,700	18,600
Mr. Grayson Pranin [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 999,461	$ 720,406	$ 3,038,138
PEO Actually Paid Compensation Amount	$ (43,931)	$ 3,825,191	$ 3,880,808
PEO Name	Mr. Grayson Pranin	Mr. Grayson Pranin	Mr. Grayson Pranin
Mr. Carl F. Geisler [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 0	$ 0	$ 234,945
PEO Actually Paid Compensation Amount	0	0	$ (1,558,386)
PEO Name			Mr. Carl F. Geisler
Mr. Brandon Brown [Member]
Pay vs Performance Disclosure
Non-PEO NEO Average Total Compensation Amount	733,764	0	$ 0
Non-PEO NEO Average Compensation Actually Paid Amount	669,886	0	0
Mr. Gamoudi [Member]
Pay vs Performance Disclosure
Non-PEO NEO Average Total Compensation Amount	422,396	686,934	621,496
Non-PEO NEO Average Compensation Actually Paid Amount	17,205	1,835,875	2,155,812
PEO | Mr. Grayson Pranin [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,043,392)	3,104,785	842,670
PEO | Mr. Grayson Pranin [Member] | Change in Actuarial Present Value reported in the SCT for the covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Mr. Grayson Pranin [Member] | Pension value attributable to the covered fiscal years service cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Mr. Grayson Pranin [Member] | Pension value attributable to the entire prior service cost of benefits granted in a plan amendment made in the covered fiscal year attributable to prior service periods [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Mr. Grayson Pranin [Member] | Fair value reported in the Stock Awards and Option Awards columns in the SCT for the covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(162,500)	(162,512)	(2,568,139)
PEO | Mr. Grayson Pranin [Member] | Fair value of equity awards granted during the covered fiscal year that remain unvested as of year end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(145,093)	204,854	2,974,717
PEO | Mr. Grayson Pranin [Member] | Fair value of equity awards granted during the covered fiscal year that vest during the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Mr. Grayson Pranin [Member] | Change in fair value from the prior year end to the covered fiscal yearend for equity awards granted in prior fiscal years that remain outstanding and unvested at the end of the covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,225,926)	1,984,613	323,604
PEO | Mr. Grayson Pranin [Member] | Change in fair value from the prior year end to vesting date for equity awards granted in prior fiscal years that vested during the covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(96,133)	1,077,830	112,488
PEO | Mr. Grayson Pranin [Member] | Fair value for equity awards granted in prior fiscal years that were forfeited during the covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Mr. Grayson Pranin [Member] | Incremental fair value of equity awards modified during the covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	261,260	0	0
PEO | Mr. Grayson Pranin [Member] | Dividends or other earnings paid on equity awards during the covered fiscal year prior to vesting date of award that are not otherwise included in the total compensation for the covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Mr. Carl F. Geisler [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(1,793,331)
PEO | Mr. Carl F. Geisler [Member] | Change in Actuarial Present Value reported in the SCT for the covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Mr. Carl F. Geisler [Member] | Pension value attributable to the covered fiscal years service cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Mr. Carl F. Geisler [Member] | Pension value attributable to the entire prior service cost of benefits granted in a plan amendment made in the covered fiscal year attributable to prior service periods [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Mr. Carl F. Geisler [Member] | Fair value reported in the Stock Awards and Option Awards columns in the SCT for the covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Mr. Carl F. Geisler [Member] | Fair value of equity awards granted during the covered fiscal year that remain unvested as of year end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Mr. Carl F. Geisler [Member] | Fair value of equity awards granted during the covered fiscal year that vest during the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Mr. Carl F. Geisler [Member] | Change in fair value from the prior year end to the covered fiscal yearend for equity awards granted in prior fiscal years that remain outstanding and unvested at the end of the covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Mr. Carl F. Geisler [Member] | Change in fair value from the prior year end to vesting date for equity awards granted in prior fiscal years that vested during the covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	273,334
PEO | Mr. Carl F. Geisler [Member] | Fair value for equity awards granted in prior fiscal years that were forfeited during the covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(2,066,665)
PEO | Mr. Carl F. Geisler [Member] | Incremental fair value of equity awards modified during the covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Mr. Carl F. Geisler [Member] | Dividends or other earnings paid on equity awards during the covered fiscal year prior to vesting date of award that are not otherwise included in the total compensation for the covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Mr. Brandon Brown [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(63,878)	0	0
Non-PEO NEO | Mr. Brandon Brown [Member] | Change in Actuarial Present Value reported in the SCT for the covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Mr. Brandon Brown [Member] | Pension value attributable to the covered fiscal years service cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Mr. Brandon Brown [Member] | Pension value attributable to the entire prior service cost of benefits granted in a plan amendment made in the covered fiscal year attributable to prior service periods [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Mr. Brandon Brown [Member] | Fair value reported in the Stock Awards and Option Awards columns in the SCT for the covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(421,358)	0	0
Non-PEO NEO | Mr. Brandon Brown [Member] | Fair value of equity awards granted during the covered fiscal year that remain unvested as of year end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(383,143)	0	0
Non-PEO NEO | Mr. Brandon Brown [Member] | Fair value of equity awards granted during the covered fiscal year that vest during the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Mr. Brandon Brown [Member] | Change in fair value from the prior year end to the covered fiscal yearend for equity awards granted in prior fiscal years that remain outstanding and unvested at the end of the covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,122)	0	0
Non-PEO NEO | Mr. Brandon Brown [Member] | Change in fair value from the prior year end to vesting date for equity awards granted in prior fiscal years that vested during the covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(14,541)	0	0
Non-PEO NEO | Mr. Brandon Brown [Member] | Fair value for equity awards granted in prior fiscal years that were forfeited during the covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Mr. Brandon Brown [Member] | Incremental fair value of equity awards modified during the covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Mr. Brandon Brown [Member] | Dividends or other earnings paid on equity awards during the covered fiscal year prior to vesting date of award that are not otherwise included in the total compensation for the covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Mr. Gamoudi [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(405,191)	1,148,941	1,534,316
Non-PEO NEO | Mr. Gamoudi [Member] | Change in Actuarial Present Value reported in the SCT for the covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Mr. Gamoudi [Member] | Pension value attributable to the covered fiscal years service cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Mr. Gamoudi [Member] | Pension value attributable to the entire prior service cost of benefits granted in a plan amendment made in the covered fiscal year attributable to prior service periods [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Mr. Gamoudi [Member] | Fair value reported in the Stock Awards and Option Awards columns in the SCT for the covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(157,509)	(150,002)	(125,005)
Non-PEO NEO | Mr. Gamoudi [Member] | Fair value of equity awards granted during the covered fiscal year that remain unvested as of year end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	189,084	260,988
Non-PEO NEO | Mr. Gamoudi [Member] | Fair value of equity awards granted during the covered fiscal year that vest during the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Mr. Gamoudi [Member] | Change in fair value from the prior year end to the covered fiscal yearend for equity awards granted in prior fiscal years that remain outstanding and unvested at the end of the covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	510,850	981,331
Non-PEO NEO | Mr. Gamoudi [Member] | Change in fair value from the prior year end to vesting date for equity awards granted in prior fiscal years that vested during the covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(69,242)	599,009	417,002
Non-PEO NEO | Mr. Gamoudi [Member] | Fair value for equity awards granted in prior fiscal years that were forfeited during the covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(178,440)	0	0
Non-PEO NEO | Mr. Gamoudi [Member] | Incremental fair value of equity awards modified during the covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Mr. Gamoudi [Member] | Dividends or other earnings paid on equity awards during the covered fiscal year prior to vesting date of award that are not otherwise included in the total compensation for the covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0